CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities:
Net income (loss)	$ (2,247)	$ 8,236
Adjustments required to reconcile net income (loss) to net cash provided By operating activities:
Depreciation and amortization	6,964	5,880
Loss from sale of property and equipment	10	169
Share-based compensation	2,199	2,470
Decrease (increase) in accrued severance pay and pensions, net	77	(564)
Decrease (increase) in trade receivables, net	28,162	(9,247)
Increase in other assets (including other accounts receivable, prepaid expenses, other non-current assets, and the effect of exchange rate changes on cash and cash equivalents)	(2,319)	(1,383)
Decrease in inventories	127	8,555
Decrease in operating lease right-of-use assets	2,054	2,626
Increase (decrease) in trade payables	(18,045)	589
Decrease in other accounts payable and accrued expenses (including other long-term liabilities)	(2,531)	(94)
Decrease in operating lease liability	(915)	(2,942)
Decrease in deferred revenues	(164)	(2,946)
Net cash provided by operating activities	13,372	11,349
Cash flow from investing activities:
Purchase of property and equipment	(7,426)	(7,955)
Software development costs capitalized	(1,711)	(989)
Payments made in connection with business acquisitions, net of acquired cash	(6,570)	0
Net cash used in investing activities	(15,707)	(8,944)
Cash flow from financing activities:
Proceeds from exercise of stock options	651	542
Repayments of bank credits and loans, net	(4,700)	(4,150)
Net cash used in financing activities	(4,049)	(3,608)
Effect of exchange rate changes on cash and cash equivalents	289	(731)
Decrease in cash and cash equivalents	(6,095)	(1,934)
Cash and cash equivalents at the beginning of the period	35,311	28,237
Cash and cash equivalents at the end of the period	$ 29,216	$ 26,303